Filed pursuant to Rule 497(e)
File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated December 31, 2012 to the
Statutory Prospectuses for Administrative Class, Institutional Class and Class A, Class B, Class C, Class D,
Class P and Class R Shares of Allianz Funds Multi-Strategy Trust,
Dated April 2, 2012 (as revised June 1, 2012) (as supplemented thereafter)

Disclosure Relating to Allianz AGIC Convertible Fund (the “Convertible Fund”), Allianz AGIC Focused Opportunity Fund (the “Focused Opportunity Fund”), Allianz AGIC Global Managed Volatility Fund (the “Global Managed Volatility Fund”), Allianz AGIC High Yield Bond Fund (the “High Yield Bond Fund”), Allianz AGIC Micro Cap Fund (the “Micro Cap Fund”), Allianz AGIC Ultra Micro Cap Fund (the “Ultra Micro Cap Fund”), and Allianz AGIC U.S. Emerging Growth Fund (the “U.S. Emerging Growth Fund,” and together with the Convertible Fund, the Focused Opportunity Fund, the Global Managed Volatility Fund, the High Yield Bond Fund, the Micro Cap Fund, the Ultra Micro Cap Fund and the U.S. Emerging Growth Fund, the “AGIC Funds”); and Allianz Global Investors Solutions 2015 Fund (the “2015 Fund”), Allianz Global Investors Solutions 2020 Fund (the “2020 Fund”), Allianz Global Investors Solutions 2025 Fund (the “2025 Fund”), Allianz Global Investors Solutions 2030 Fund (the “2030 Fund”), Allianz Global Investors Solutions 2035 Fund (the “2035 Fund”), Allianz Global Investors Solutions 2040 Fund (the “2040 Fund”), Allianz Global Investors Solutions 2045 Fund (the “2045 Fund”), Allianz Global Investors Solutions 2050 Fund (the “2050 Fund”), Allianz Global Investors Solutions 2055 Fund (the “2055 Fund”), Allianz Global Investors Solutions Global Allocation Fund (the “Global Allocation Fund”), Allianz Global Investors Solutions Global Growth Allocation Fund (the “Global Growth Allocation Fund”), Allianz Global Investors Solutions Retirement Income Fund (the “Retirement Income Fund,” and together with the 2015 Fund, the 2020 Fund, the 2025 Fund, the 2030 Fund, the 2035 Fund, the 2040 Fund, the 2045 Fund, the 2050 Fund, the 2055 Fund, the Global Allocation Fund and the Global Growth Allocation Fund, the “AGI Solutions Funds”)

Sub-Adviser Name Change

Effective as of the close of business on December 31, 2012, Allianz Global Investors Capital LLC (“AGI Capital” or “AGIC”), the Sub-Adviser to the AGIC Funds, will be renamed Allianz Global Investors U.S. LLC (“AGI U.S.”). All references to “Allianz Global Investors Capital LLC”, “AGI Capital” and “AGIC” will be changed accordingly.

Adviser Restructuring

Effective January 1, 2013, Allianz Global Investors Solutions LLC (“AGI Solutions”), the Sub-Adviser to the AGI Solutions Funds, will be merged into AGI U.S. by means of a statutory merger (the “Adviser Restructuring”). AGI Solutions and AGI U.S. are each direct, wholly-owned subsidiaries of their managing member, Allianz Global Investors U.S. Holdings LLC. Upon completion of the Adviser Restructuring, AGI U.S. will succeed to the advisory business of AGI Solutions. This will occur by operation of law.

Effective as of January 1, 2013, the Prospectuses of the AGI Solutions Funds will be revised to reflect the effect of the Adviser Restructuring as follows:

Within the Fund Summary for each AGI Solutions Fund, the information under the heading “Sub-Adviser” under “Management of the Fund” will be changed from “Allianz Global Investors Solutions LLC (“AGI Solutions”)” to “Allianz Global Investors U.S. LLC (“AGI U.S.”)”.

Within the Fund Summary for each AGI Solutions Fund under the heading “Principal Investment Strategies” and within the subsection relating to the AGI Solutions Funds entitled “Principal Investments and Strategies of Each Fund”, references to AGI Solutions will be changed to AGI U.S.

The section labeled “Allianz Global Investors Solutions LLC (“AGI Solutions”)” in the table of Sub-Advisers under the subsection “Management of the Funds — Sub-Advisers” is hereby deleted in its entirety and the section labeled “Allianz Global Investors Capital LLC (“AGIC”)” in the same table is hereby revised in its entirety as follows:

Sub-Adviser*	Allianz Multi-Strategy Fund(s)

Allianz Global Investors U.S. LLC (“AGI U.S.”) 600 West Broadway San Diego, CA 92101	Allianz AGIC Convertible, Allianz AGIC Focused Opportunity, Allianz AGIC Global Managed Volatility Fund, Allianz AGIC High Yield Bond, Allianz AGIC Micro Cap Fund, Allianz AGIC Ultra Micro Cap Fund, and Allianz AGIC U.S. Emerging Growth Fund (the “AGIC Funds”); Allianz Global Investors Solutions 2015, Allianz Global Investors Solutions 2020, Allianz Global Investors Solutions 2025, Allianz Global Investors Solutions 2030, Allianz Global Investors Solutions 2035, Allianz Global Investors Solutions 2040, Allianz Global Investors Solutions 2045, Allianz Global Investors Solutions 2050, Allianz Global Investors Solutions 2055, Allianz Global Investors Solutions Retirement Income, Allianz Global Investors Solutions Global Growth Allocation and Allianz Global Investors Solutions Global Allocation Funds (the “AGI Solutions Funds”)

The section titled AGI Solutions under the subsection “Management of the Funds — Sub-Advisers” is hereby deleted in its entirety.

The following information is hereby added to the end of the table under “Management of the Funds — Sub-Advisers — AGI U.S.”:

Stephen Sexauer and Paul Pietranico are the individuals at AGI Solutions primarily responsible for selecting and allocating the AGI Solutions Funds’ assets among the Underlying Funds and other investments. James Macey is responsible for portfolio implementation and trading and the coordination of the investment team’s due diligence research on underlying managers. The following provides information about Messrs. Sexauer, Pietranico and Macey. The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by each portfolio manager and the portfolio managers’ ownership of the securities of the Funds.

Portfolio
Allianz Fund	Managers	Since	Recent Professional Experience

AGI Solutions Funds	Stephen Sexauer	2008, 2009, 2011* (since inception)	Stephen Sexauer, Portfolio Manager at AGI U.S. (previously the Chief Investment Officer of Allianz Global Investors Solutions LLC (“AGI Solutions”), which merged into AGI U.S. in January 2013), has managed the AGI Solutions Funds since their inception in June, 2008, and has been a Managing Director of Allianz Asset Management of America LLC or one of its subsidiaries since May, 2003. Mr. Sexauer has overall responsibility for all investment functions at AGI Solutions and is directly responsible for portfolio risk profiles, asset allocation and fund selection. Mr. Sexauer was a portfolio manager at Morgan Stanley Investment Management from July 1989-March 2002 and worked at Salomon Brothers from November 1986-June 1989. Mr. Sexauer previously worked in Economic Consulting at Merrill Lynch Economics and at Wharton Econometrics. Mr. Sexauer holds an MBA from the University of Chicago with concentrations in economics and statistics and a BS from the University of Illinois in economics.

	Portfolio
Allianz Fund	Managers	Since	Recent Professional Experience

	Paul Pietranico, CFA	2008, 2009, 2011* (since inception)	Paul Pietranico, CFA Portfolio Manager at AGI U.S. (previously a senior portfolio manager with AGI Solutions) has managed the AGI Solutions Funds since inception in June, 2008. Mr. Pietranico, with Stephen Sexauer, is directly responsible for portfolio risk profiles, asset allocation and fund selection. He joined Allianz Asset Management of America L.P. in June 2005 as director of the due diligence, investment risk analysis and performance reporting teams. Mr. Pietranico worked at the Center for Investment Research at Charles Schwab & Co. from 1996-2005, where most recently he was a director of quantitative research. He worked on research and modeling for Schwab’s proprietary rating system for open-ended mutual funds. He also spent several years working on research projects relating to Schwab’s investment advice offerings including software tools for retirement planning, portfolio simulation, risk analysis, asset allocation and portfolio construction. Mr. Pietranico started his career at Schwab as a mutual fund due diligence analyst. Mr. Pietranico holds a BS in physics, an MA in philosophy of science and an MS in Engineering Economic Systems and Operations Research from Stanford University.

	James Macey, CFA, CAIA	2011	James Macey, CFA, Portfolio Manager at AGI U.S. (previously a Portfolio Manager at AGI Solutions) has been a portfolio manager since January, 2011. Mr. Macey is responsible for portfolio implementation and trading and the coordination of the investment team’s due diligence research on underlying managers. He joined Allianz Asset Management of America L.P. in July 2006 as an analyst on the investment manager due diligence and portfolio risk analysis team. Prior to that, he worked as an equity research analyst at Lehman Brothers where he conducted quantitative and fundamental equity research including relative valuation, pair trading and statistical modeling. From 2000-2005, Mr. Macey worked at Bloomberg Financial Markets. Mr. Macey holds an MSci (Hons.) in Astrophysics from University College London.

* The 2015, 2020, 2030, 2040 and 2050 Target Date Funds and Retirement Income Fund commenced operations on December 29, 2008. The Global Growth Allocation Fund commenced operations on May 4, 2009. The 2025, 2035, 2045 and 2055 Target Date Funds commenced operations on December 19, 2011. The Global Allocation Fund was reorganized into the Trust on May 4, 2009, at which time Messrs. Sexauer and Pietranico began managing the Fund.

All other references to “Allianz Global Investors Solutions LLC” or “AGI solutions” are hereby changed to “Allianz Global Investors U.S. LLC” and “AGI U.S.”, respectively.

Disclosure Relating to Allianz AGIC Global Managed Volatility Fund

Within the Fund Summary relating to Allianz AGIC Global Managed Volatility Fund, the subsection entitled “Management of the Fund — Portfolio Managers” is hereby restated in its entirety as follows:

Kunal Ghosh, Portfolio Manager at AGI U.S. (previously a Senior Vice President and Head of the Systematic Investment Team at AGIC), has managed the Fund since 2011.

Mark P. Roemer, Portfolio Manager at AGI U.S. (previously a Senior Vice President of AGIC), has managed the Fund since January 2013.

The information relating to Allianz AGIC Global Volatility Fund contained in the table under “Management of the Funds — Sub-Advisers — AGI U.S.” in the Prospectus is deleted and replaced with the following:

	Portfolio
Allianz Fund	Managers	Since	Recent Professional Experience

AGIC Global Managed Volatility Fund	Kunal Ghosh	2011	Portfolio Manager at AGI U.S. Formerly, Senior Vice President and Portfolio Manager at AGIC and head of the Systematic Investment Team. Prior to joining AGIC’s predecessor affiliate in 2006, Mr. Ghosh was a research associate and then portfolio manager for Barclays Global Investors, and a quantitative analyst for the Cayuga Hedge Fund. Mr. Ghosh has over 9 years of relevant experience.

	Mark P. Roemer	2013	Portfolio Manager at AGI U.S. Formerly, Senior Vice President and Portfolio Manager at AGIC and a member of the Systematic Investment Team. Prior to joining AGIC via a predecessor affiliate in 2001, he was a principal and U.S. equity product manager with Barclays Global Investors. Previously he was with Kleinwort Benson Investment Management of London. Mr. Roemer earned his Master’s degree in finance from the London Business School, his M.S. from Stanford University in their joint master’s program between the College of Engineering and Stanford Business School and his B.S. from Virginia Tech.

Please retain this Supplement for future reference.

Filed pursuant to Rule 497(e)
File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated December 31, 2012 to the
Statement of Additional Information dated October 3, 2012 (as revised December 3, 2012)

Disclosure Relating to Allianz AGIC Convertible Fund (the “Convertible Fund”), Allianz AGIC Focused Opportunity Fund (the “Focused Opportunity Fund”), Allianz AGIC Global Managed Volatility Fund (the “Global Managed Volatility Fund”), Allianz AGIC High Yield Bond Fund (the “High Yield Bond Fund”), Allianz AGIC Micro Cap Fund (the “Micro Cap Fund”), Allianz AGIC Ultra Micro Cap Fund (the “Ultra Micro Cap Fund”), and Allianz AGIC U.S. Emerging Growth Fund (the “U.S. Emerging Growth Fund,” and together with the Convertible Fund, the Focused Opportunity Fund, the Global Managed Volatility Fund, the High Yield Bond Fund, the Micro Cap Fund, the Ultra Micro Cap Fund and the U.S. Emerging Growth Fund, the “AGIC Funds”); and Allianz Global Investors Solutions 2015 Fund (the “2015 Fund”), Allianz Global Investors Solutions 2020 Fund (the “2020 Fund”), Allianz Global Investors Solutions 2025 Fund (the “2025 Fund”), Allianz Global Investors Solutions 2030 Fund (the “2030 Fund”), Allianz Global Investors Solutions 2035 Fund (the “2035 Fund”), Allianz Global Investors Solutions 2040 Fund (the “2040 Fund”), Allianz Global Investors Solutions 2045 Fund (the “2045 Fund”), Allianz Global Investors Solutions 2050 Fund (the “2050 Fund”), Allianz Global Investors Solutions 2055 Fund (the “2055 Fund”), Allianz Global Investors Solutions Global Allocation Fund (the “Global Allocation Fund”), Allianz Global Investors Solutions Global Growth Allocation Fund (the “Global Growth Allocation Fund”), Allianz Global Investors Solutions Retirement Income Fund (the “Retirement Income Fund,” and together with the 2015 Fund, the 2020 Fund, the 2025 Fund, the 2030 Fund, the 2035 Fund, the 2040 Fund, the 2045 Fund, the 2050 Fund, the 2055 Fund, the Global Allocation Fund and the Global Growth Allocation Fund, the “AGI Solutions Funds”)

Sub-Adviser Name Change

Effective as of the close of business on December 31, 2012, Allianz Global Investors Capital LLC (“AGI Capital” or “AGIC”), the Sub-Adviser to the AGIC Funds, will be renamed Allianz Global Investors U.S. LLC (“AGI U.S.”). All references to “Allianz Global Investors Capital LLC”, “AGI Capital” and “AGIC” will be changed accordingly.

Adviser Restructuring

Effective January 1, 2013, Allianz Global Investors Solutions LLC (“AGI Solutions”), the Sub-Adviser to the AGI Solutions Funds, will be merged into AGI U.S. by means of a statutory merger (the “Adviser Restructuring”). AGI Solutions and AGI U.S. are each direct, wholly-owned subsidiaries of their managing member, Allianz Global Investors U.S. Holdings LLC. Upon completion of the Adviser Restructuring, AGI U.S. will succeed to the advisory business of AGI Solutions. This will occur by operation of law.

Effective as of January 1, 2013, the Prospectuses of the AGI Solutions Funds will be revised to reflect the effect of the Adviser Restructuring as follows.

The first two sentences under the subsection “Management of the Trust — Sub-Advisory and Portfolio Management Agreements” are hereby restated in their entirety as follows.

The Manager employs Sub-Advisers to provide investment advisory services to each Fund pursuant to sub-advisory agreements (each a “Sub-Advisory Agreement”) between the Manager and the particular Sub-Adviser. The Manager currently has five investment management affiliates that are also indirect subsidiaries of AAMA, two of which, NFJ Investment Group LLC (“NFJ”) and Allianz Global Investors U.S. LLC (“AGI U.S.”), manage one or more of the Funds.

The section titled “AGI Solutions” under the subsection “Management of the Trust — Sub-Advisory and Portfolio Management Agreements” is hereby deleted in its entirety.

The following information is hereby added to the end of the section titled “AGI U.S.” under the subsection “Management of the Trust — Sub-Advisory and Portfolio Management Agreements”:

Pursuant to a Sub-Advisory Agreement between the Manager and AGI U.S. (the “AGI Solutions Sub-Advisory Agreement”), AGI U.S. is the Sub-Adviser and provides investment advisory services to the Allianz Global Investors Solutions Funds. Pursuant to the terms of the AGI Solutions Sub-Advisory Agreement, AGI U.S. is responsible for managing, either directly or through others selected by it, the investment of the Allianz Global Investors Solutions Funds’ assets, subject to the general oversight and supervision of the Manager and the Board of trustees. For the services provided, the Manager (not the Trust) pays AGI U.S. a monthly fee for each Fund at the following annual rates (based on the average daily net assets of the particular Fund): 0.05% for each of the Allianz Global Investors Solutions Target Date Funds; and for the Global Allocation Fund and Global Growth Allocation Fund 0.15% with respect to Fund assets invested in other Funds of the Trust and other investment companies or series thereof, and 0.60% with respect to assets invested directly in securities and other instruments.

The Allianz Global Investors Solutions Funds were previously managed by Allianz Global Investors Solutions LLC (“AGI Solutions”), which merged into AGI U.S. in January 2013. AGI Solutions was organized in 2008 to manage discretionary accounts investing primarily in certain affiliated mutual funds and exchange-traded funds (“ETFs”) sponsored by AAMA and Pacific Investment Management Company (“PIMCO”) (the “Underlying Funds”).

The information which appears under the subheaders “Other Accounts Managed”, “Potential Conflicts of Interest” and “Securities Ownership” under “Management of the Trust — Portfolio Manager Compensation, Other Accounts Managed, Conflicts Of Interest And Corporate Culture — AGI Solutions” is hereby moved to the end of the corresponding sections titled, “Other Accounts Managed”, “Potential Conflicts of Interest” and “Securities Ownership” under “Management of the Trust — Portfolio Manager Compensation, Other Accounts Managed, Conflicts Of Interest And Corporate Culture — AGI U.S.” The header titled “AGI Solutions” under the subsection “Management of the Trust — Portfolio Manager Compensation, Other Accounts Managed, Conflicts Of Interest And Corporate Culture” and the section titled “Compensation-Compensation Structure for AGIS” directly thereunder is hereby deleted in its entirety.

All other references to “Allianz Global Investors Solutions LLC” or “AGI solutions” are hereby changed to “Allianz Global Investors U.S. LLC” and “AGI U.S.”, respectively.

Disclosure Relating to Allianz AGIC Global Managed Volatility Fund

Information regarding Sherry Zhang is hereby deleted from the SAI. The subsection captioned “AGI U.S.” in the section titled “Portfolio Manager Compensation, Other Accounts Managed, Conflicts of Interest and Corporate Culture” under “Management of the Trust” is revised to indicate that Mark P. Roemer has been added as a portfolio manager of the Allianz AGIC Global Managed Volatility Fund. Information regarding other accounts managed by Mr. Roemer, as well as his ownership of securities of the AGIC Global Managed Volatility Fund, each as of November 30, 2012, is provided below.

Other Accounts Managed

	Other Pooled Investment				Other Registered
	Vehicles		Other Accounts		Investment Companies

Portfolio Manager	#	AUM ($ million)	#	AUM ($ million)	#	AUM ($ million)

Mark P. Roemer	5	686.8	14	189.3	4	340.9

Accounts and Assets for which Advisory Fee is Based on Performance

	Other Pooled Investment				Other Registered
	Vehicles		Other Accounts		Investment Companies

Portfolio Manager	#	AUM ($ million)	#	AUM ($ million)	#	AUM ($ million)

Mark P. Roemer	1	361.7	1	2.7	0	0

Securities Ownership

AGIC Global Managed Volatility Fund	Dollar Range of Equity Securities

Mark P. Roemer	$500,000 - $1,000,000

Please retain this Supplement for future reference.